Plant, Property and Equipment	12 Months Ended
Dec. 31, 2015
Plant, Property and Equipment

Note 4

Plant, Property and Equipment

The following table displays the details of Plant, property and equipment, which is stated at cost:

	(dollars in millions)
At December 31,	Lives (years)	2015	2014
Land	–	$709	$763
Buildings and equipment	15-45	25,587	25,209
Central office and other network equipment	3-50	129,201	129,619
Cable, poles and conduit	11-50	44,290	54,797
Leasehold improvements	5-20	7,104	6,374
Work in progress	–	4,907	4,580
Furniture, vehicles and other	3-20	8,365	9,166

		220,163	230,508
Less accumulated depreciation		136,622	140,561

Plant, property and equipment, net		$83,541	$89,947